Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,123,485	$ 5,563,133
Restricted cash	3,593,722	3,405,044
Notes receivables	16,156,692	16,342,689
Accounts receivable, net of allowance for doubtful accounts of $1,037,797 and $906,138, respectively	11,971,889	10,176,069
Inventories (net of provision for slow moving inventory of $134,535 and $178,107, respectively)	9,972,877	12,400,474
Due from related parties-current	36,042,829
Advance to suppliers	50,664	32,878
Prepayments and Other current assets	327,555	325,555
Total Current Assets	80,239,713	48,245,842
Non-current asset
Property, plant, equipment and construction in progress, net	20,630,251	22,058,453
Land use rights, net	3,862,547	3,888,756
Other intangible assets	5,174
Due from related parties-non current	430,034	36,636,262
Deferred tax assets	513,805	578,652
Goodwill	3,890	3,954
Other non-current assets	798,429	2,913
Total non-current assets	26,244,130	63,168,990
TOTAL ASSETS	106,483,843	111,414,832
Current Liabilities
Short-term bank loans	16,861,615	19,620,585
Notes payable-bank acceptance notes	15,050,902	17,120,504
Accounts payable	14,713,008	14,971,444
Taxes payables	12,529	155,346
Customer deposits	132,194	68,588
Due to related parties	3,481,984	7,084,542
Other current liabilities	3,086,859	4,203,881
Long-term payable- current portion	2,654,230
Total current liabilities	55,993,321	63,224,890
Long-term liabilities
Long-term bank loans		6,556,708
Long-term payables	1,349,850
Other long-term liabilities	2,178,548	1,994,366
Total long-term liabilities	3,528,398	8,551,074
TOTAL LIABILITIES	59,521,719	71,775,964
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, no par value, 10,006,142 shares authorized; 10,006,142 and 7,500,000 shares issued and outstanding as of December 31, 2019 and December 31, 2018
Additional paid-in capital	15,226,685	12,301,305
Statutory reserves	3,866,574	3,334,322
Retained earnings	19,863,600	15,931,296
Accumulated other comprehensive income (loss)	(360,981)	173,881
Total shareholders' equity	38,595,878	31,740,804
Non-controlling interest	8,366,246	7,898,064
TOTAL EQUITY	46,962,124	39,638,868
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 106,483,843	$ 111,414,832